SCHEDULE OF OTHER INCOME, NET (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Non-project installation and maintenance revenue		$ 44,776	$ 50,418	$ 107,476
Rental income, net	[1]	119,886	124,954	131,016
Consulting service revenue		14,108	8,543	97,092
Waste sales		23,269	36,027	23,830
Government subsidies	[2]	16,311	246,530	119,267
Other income		1,696	46,072	19,628
Other expense		(25,123)	(31,683)	(10,383)
Other income, net		$ 194,923	$ 480,861	$ 487,926

[1]	On February 10, 2021, Wuxi Li Bang leased the property at No. 179 Xizhang Road, Gushan Town to Jiangyin Shuaina Home Furniture Technology Co., Ltd. The term is six years and the rent is RMB3,750,000 ($550,588) in total. The rent is paid yearly, RMB600,000 ($88,094) for the first three years and RMB650,000 ($95,435) for the following three years.
[2]	In 2023, Li Bang Kitchen Appliance was recognized as an advanced manufacturing enterprise by the local government and enjoyed preferential policies of value-added tax deduction since fiscal year 2024.